13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/30/2004
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2004

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 50
From 13F Information Table Value Total (USD):  156,781,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Group	COM	90130N103	140	10800
Abbott Labs		COM	002824100	755	18515
Aflac Inc.		COM	001055102	4405	107934
American Express	COM	025816109	8140	158420
American Int'l Group	COM	026874107	18751	263064
Anheuser Busch		COM	035229103	3689	68395
Bank Of Amer		COM	060505104	361	4263
Beckman Coulter Inc	COM	075811109	2066	33875
Berkshire Hathaway	COM	084670991	2135	24
Berkshire Hathaway B	COM	084670207	11767	3982
Chevron Texaco		COM	166764100	294	3119
Chubb			COM	171232101	339	4965
Citigroup Inc		COM	172967101	3174	68269
Coca-Cola		COM	191216100	2711	53711
Colgate Palmolive	COM	194162103	6148	105186
Comcast A 		COM			302	10742
Comcast Corp A		COM			9128	330615
Costco Wholesale	COM	22160K105	5585	135615
Diageo (guiness)	COM	25243q205	4355	79535
Disney			COM	254687106	1589	62336
Dupont			COM	263534109	231	5207
Emerson Electric	COM	291011104	1142	17971
Exxon Mobil		COM	302290101	1932	43506
Fannie Mae		COM	313586109	5294	74190
Freddie Mac		COM	313400301	1727	27277
General Electric	COM	369604103	10724	330988
Gillette		COM	375766102	1602	37781
Glowpoint		COM	379887102	76	40100
Home Depot		COM	437076102	613	17426
I.B.M.			COM	459200101	257	2912
Johnson & Johnson	COM	478160104	1747	31373
Laboratory Corp		COM	50540R409	7867	198155
Mercury General Corp	COM	589400100	2158	43470
Microsoft		COM	594918104	306	10708
Moody's Corp		COM	615369105	1245	19250
Nestle Sa Rep Adr	COM	641069406	280	4200
Pepsico Inc.		COM	713448108	1916	35554
Pfizer			COM	717081103	10731	313051
Procter & Gamble	COM	742718109	1273	23382
Rayonier Inc		COM	754907103	284	6399
Royal Dutch Petr.	COM	780257804	444	8589
Schering-Plough		COM	806605101	208	11238
Time Warner Inc		COM	887315109	8498	483375
United Technologies	COM	913017109	1587	17350
Viacom Inc Cl B		COM			294	8244
WR Berkley Corp		COM	084423102	4174	97172
Washington Post		COM	939640108	905	973
Wells Fargo & Co.	COM	949746101	1503	26256
Wesco Financial		COM	950817106	1636	4520
Wyeth/Amer Home  	COM	026609107	294	8140